Offerings - Offering: 1	Aug. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	74,836,720
Proposed Maximum Offering Price per Unit	6.77
Maximum Aggregate Offering Price	$ 506,644,594.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,567.29
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock, par value $0.0001 (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.

There are being registered hereunder 74,836,720 shares of Common Stock issuable upon the conversion of convertible promissory notes issued to the investors of the Debt Financing.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(g) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock of ETHZilla Corporation as reported on the Nasdaq Capital Market on August 15, 2025, which was $6.77 per share.